Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	May 17, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets, Current [Abstract]
Cash and cash equivalents	$ 4,732				$ 3,702				$ 109
Marketable securities, available-for-sale	419				3,808				0
Prepaid expenses and other current assets	418				619				565
Total current assets	5,569				8,129				674
Other assets	0				206				279
Total assets	5,569				8,335				955
Liabilities, Current [Abstract]
Accounts payable	1,185				918				1,226
Accrued expenses	700				1,430				847
Warrant liability	225		$ 225		0
Other current liabilities	0				97				105
Total current liabilities	2,110				2,445				2,225
Other liabilities	0				72				170
Total liabilities	2,110				2,517				2,409
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 6,812,836 and 4,506,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	1				0				0
Additional paid-in-capital	30,802				27,722				11,145
Accumulated other comprehensive loss	(1)				(2)				0
Accumulated deficit	(27,343)				(21,902)				(12,599)
Total stockholders' equity (deficit)	3,459	$ 3,666		$ 3,360	5,818	$ 8,729	$ 9,853	$ 12,027	(1,454)	$ 3,214
Total liabilities and stockholders' equity (deficit)	$ 5,569				$ 8,335				$ 955